Right-of-use assets and lease liabilities (Details) € in Millions	12 Months Ended
Dec. 31, 2019 EUR (€)
Right-of-use assets
Additions	€ 684
Depreciation	(999)
Impairment losses	(41)
Currency translation differences	85
Other changes	(69)
Net carrying amount at end of period	5,349
Lessee's exposure arising from extension options and termination options	297
Lessee's exposure arising from service stations for sale of oil products	155
Lessee's exposure arising from other extension options related to concessions of a land	60
Exploration & Production
Right-of-use assets
Net carrying amount at end of period	€ 3,895
Exploration & Production | Ghana and Angola | Minimum
Right-of-use assets
Lease, term of contract	10 years
Exploration & Production | Ghana and Angola | Maximum
Right-of-use assets
Lease, term of contract	18 years
Refining & Marketing and Chemical
Right-of-use assets
Net carrying amount at end of period	€ 512
Gas & Power
Right-of-use assets
Net carrying amount at end of period	365
Corporate and Other activities
Right-of-use assets
Net carrying amount at end of period	577
Upstream business
Right-of-use assets
Lessee's exposure arising from other extension options related to ancillary assets	84
Increase (decrease) due to application of IFRS 16
Right-of-use assets
First adoption IFRS 16 at beginning of period	5,656
Reclassifications at beginning of period	46
Reclassifications to assets held for sale at beginning of period	(13)
Net carrying amount at beginning of period	5,689
After initial application
Right-of-use assets
Net carrying amount at beginning of period	5,689
Floating production storage and offloading vessels (FPSO)
Right-of-use assets
Additions	32
Depreciation	(240)
Currency translation differences	67
Net carrying amount at end of period	3,153
Lease commitment, nominal value	2,100
Floating production storage and offloading vessels (FPSO) | Increase (decrease) due to application of IFRS 16
Right-of-use assets
First adoption IFRS 16 at beginning of period	3,294
Floating production storage and offloading vessels (FPSO) | After initial application
Right-of-use assets
Net carrying amount at beginning of period	3,294
Drilling rig
Right-of-use assets
Additions	192
Depreciation	(224)
Currency translation differences	6
Other changes	(7)
Net carrying amount at end of period	313
Drilling rig | Increase (decrease) due to application of IFRS 16
Right-of-use assets
First adoption IFRS 16 at beginning of period	346
Drilling rig | After initial application
Right-of-use assets
Net carrying amount at beginning of period	346
Naval facilities and related logistic bases for oil and gas transportation
Right-of-use assets
Additions	219
Depreciation	(272)
Currency translation differences	4
Other changes	(23)
Net carrying amount at end of period	497
Naval facilities and related logistic bases for oil and gas transportation | Increase (decrease) due to application of IFRS 16
Right-of-use assets
First adoption IFRS 16 at beginning of period	569
Naval facilities and related logistic bases for oil and gas transportation | After initial application
Right-of-use assets
Net carrying amount at beginning of period	569
Motorway concessions and service stations
Right-of-use assets
Additions	54
Depreciation	(61)
Impairment losses	(13)
Currency translation differences	2
Other changes	(14)
Net carrying amount at end of period	460
Motorway concessions and service stations | Increase (decrease) due to application of IFRS 16
Right-of-use assets
First adoption IFRS 16 at beginning of period	462
Reclassifications at beginning of period	30
Motorway concessions and service stations | After initial application
Right-of-use assets
Net carrying amount at beginning of period	492
Oil and gas distribution facilities
Right-of-use assets
Additions	1
Depreciation	(1)
Other changes	(1)
Net carrying amount at end of period	6
Oil and gas distribution facilities | Increase (decrease) due to application of IFRS 16
Right-of-use assets
First adoption IFRS 16 at beginning of period	7
Oil and gas distribution facilities | After initial application
Right-of-use assets
Net carrying amount at beginning of period	7
Buildings
Right-of-use assets
Additions	108
Depreciation	(115)
Currency translation differences	3
Other changes	(9)
Net carrying amount at end of period	707
Lease commitment, nominal value	€ 438
Lease commitment, term of contract	20 years
Lease commitment, extension option	6 years
Buildings | Increase (decrease) due to application of IFRS 16
Right-of-use assets
First adoption IFRS 16 at beginning of period	€ 720
Buildings | After initial application
Right-of-use assets
Net carrying amount at beginning of period	720
Vehicles
Right-of-use assets
Additions	22
Depreciation	(23)
Other changes	(10)
Net carrying amount at end of period	32
Vehicles | Increase (decrease) due to application of IFRS 16
Right-of-use assets
First adoption IFRS 16 at beginning of period	43
Vehicles | After initial application
Right-of-use assets
Net carrying amount at beginning of period	43
Other
Right-of-use assets
Additions	56
Depreciation	(63)
Impairment losses	(28)
Currency translation differences	3
Other changes	(5)
Net carrying amount at end of period	181
Other | Increase (decrease) due to application of IFRS 16
Right-of-use assets
First adoption IFRS 16 at beginning of period	215
Reclassifications at beginning of period	16
Reclassifications to assets held for sale at beginning of period	(13)
Other | After initial application
Right-of-use assets
Net carrying amount at beginning of period	218
Gross carrying amount
Right-of-use assets
Net carrying amount at end of period	6,351
Gross carrying amount | Floating production storage and offloading vessels (FPSO)
Right-of-use assets
Net carrying amount at end of period	3,393
Gross carrying amount | Drilling rig
Right-of-use assets
Net carrying amount at end of period	528
Gross carrying amount | Naval facilities and related logistic bases for oil and gas transportation
Right-of-use assets
Net carrying amount at end of period	757
Gross carrying amount | Motorway concessions and service stations
Right-of-use assets
Net carrying amount at end of period	532
Gross carrying amount | Oil and gas distribution facilities
Right-of-use assets
Net carrying amount at end of period	7
Gross carrying amount | Buildings
Right-of-use assets
Net carrying amount at end of period	806
Gross carrying amount | Vehicles
Right-of-use assets
Net carrying amount at end of period	54
Gross carrying amount | Other
Right-of-use assets
Net carrying amount at end of period	274
Accumulated depreciation, amortisation and impairment
Right-of-use assets
Net carrying amount at end of period	(1,002)
Accumulated depreciation, amortisation and impairment | Floating production storage and offloading vessels (FPSO)
Right-of-use assets
Net carrying amount at end of period	(240)
Accumulated depreciation, amortisation and impairment | Drilling rig
Right-of-use assets
Net carrying amount at end of period	(215)
Accumulated depreciation, amortisation and impairment | Naval facilities and related logistic bases for oil and gas transportation
Right-of-use assets
Net carrying amount at end of period	(260)
Accumulated depreciation, amortisation and impairment | Motorway concessions and service stations
Right-of-use assets
Net carrying amount at end of period	(72)
Accumulated depreciation, amortisation and impairment | Oil and gas distribution facilities
Right-of-use assets
Net carrying amount at end of period	(1)
Accumulated depreciation, amortisation and impairment | Buildings
Right-of-use assets
Net carrying amount at end of period	(99)
Accumulated depreciation, amortisation and impairment | Vehicles
Right-of-use assets
Net carrying amount at end of period	(22)
Accumulated depreciation, amortisation and impairment | Other
Right-of-use assets
Net carrying amount at end of period	€ (93)